CVT
Nasdaq 100 Index Portfolio
September 30, 2025
Schedule of Investments (Unaudited)

Common Stocks — 94.5%

Security	Shares	Value
Aerospace & Defense — 0.3%
Axon Enterprise, Inc.(1)	2,618	$ 1,878,782
		$ 1,878,782
Automobiles — 3.3%
Tesla, Inc.(1)	49,408	$ 21,972,726
		$ 21,972,726
Beverages — 1.7%
Coca-Cola Europacific Partners PLC	15,281	$ 1,381,555
Keurig Dr. Pepper, Inc.	45,305	1,155,731
Monster Beverage Corp.(1)	32,565	2,191,950
PepsiCo, Inc.	45,660	6,412,490
		$11,141,726
Biotechnology — 2.4%
Amgen, Inc.	17,955	$5,066,901
Biogen, Inc.(1)	4,890	684,991
Gilead Sciences, Inc.	41,382	4,593,402
Regeneron Pharmaceuticals, Inc.	3,477	1,955,013
Vertex Pharmaceuticals, Inc.(1)	8,551	3,348,914
		$15,649,221
Broadline Retail — 5.9%
Amazon.com, Inc.(1)	144,573	$31,743,894
MercadoLibre, Inc.(1)	1,691	3,951,765
PDD Holdings, Inc. ADR(1)	22,276	2,944,219
		$38,639,878
Chemicals — 1.1%
Linde PLC	15,639	$7,428,525
		$7,428,525
Commercial Services & Supplies — 0.6%
Cintas Corp.	13,440	$2,758,694
Copart, Inc.(1)	32,248	1,450,193
		$4,208,887
Communications Equipment — 1.4%
Cisco Systems, Inc.	132,070	$9,036,229
		$9,036,229
Consumer Staples Distribution & Retail — 2.1%
Costco Wholesale Corp.	14,790	$13,690,068
		$13,690,068
Electric Utilities — 1.3%
American Electric Power Co., Inc.	17,836	$2,006,550
Constellation Energy Corp.	10,419	3,428,580
Security	Shares	Value
Electric Utilities (continued)
Exelon Corp.	33,684	$ 1,516,117
Xcel Energy, Inc.	19,725	1,590,821
		$ 8,542,068
Electronic Equipment, Instruments & Components — 0.1%
CDW Corp.	4,371	$ 696,213
		$ 696,213
Energy Equipment & Services — 0.2%
Baker Hughes Co.	32,880	$ 1,601,914
		$1,601,914
Entertainment — 3.3%
Electronic Arts, Inc.	8,345	$1,683,187
Netflix, Inc.(1)	14,172	16,991,094
Take-Two Interactive Software, Inc.(1)	6,152	1,589,431
Warner Bros. Discovery, Inc.(1)	82,570	1,612,592
		$21,876,304
Financial Services — 0.3%
PayPal Holdings, Inc.(1)	31,859	$2,136,465
		$2,136,465
Food Products — 0.6%
Kraft Heinz Co.	39,474	$1,027,903
Mondelez International, Inc., Class A	43,154	2,695,830
		$3,723,733
Ground Transportation — 0.5%
CSX Corp.	62,176	$2,207,870
Old Dominion Freight Line, Inc.	7,009	986,727
		$3,194,597
Health Care Equipment & Supplies — 1.4%
DexCom, Inc.(1)	13,079	$880,086
GE HealthCare Technologies, Inc.	15,227	1,143,548
IDEXX Laboratories, Inc.(1)	2,668	1,704,558
Intuitive Surgical, Inc.(1)	11,956	5,347,082
		$9,075,274
Hotels, Restaurants & Leisure — 2.5%
Airbnb, Inc., Class A(1)	14,310	$1,737,520
Booking Holdings, Inc.	1,081	5,836,611
DoorDash, Inc., Class A(1)	13,419	3,649,834
Marriott International, Inc., Class A	9,053	2,357,763
Starbucks Corp.	37,910	3,207,186
		$16,788,914

CVT
Nasdaq 100 Index Portfolio
September 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Industrial Conglomerates — 0.7%
Honeywell International, Inc.	21,174	$ 4,457,127
		$ 4,457,127
Interactive Media & Services — 8.9%
Alphabet, Inc., Class A	78,855	$ 19,169,650
Alphabet, Inc., Class C	73,609	17,927,472
Meta Platforms, Inc., Class A	29,402	21,592,241
		$ 58,689,363
IT Services — 1.1%
Cognizant Technology Solutions Corp., Class A	16,289	$1,092,503
Shopify, Inc., Class A(1)	40,702	6,048,724
		$7,141,227
Machinery — 0.2%
PACCAR, Inc.	17,513	$1,721,878
		$1,721,878
Media — 0.9%
Charter Communications, Inc., Class A(1)	4,555	$1,253,103
Comcast Corp., Class A	122,824	3,859,130
Trade Desk, Inc., Class A(1)	14,863	728,436
		$5,840,669
Oil, Gas & Consumable Fuels — 0.2%
Diamondback Energy, Inc.	9,655	$1,381,631
		$1,381,631
Pharmaceuticals — 0.2%
AstraZeneca PLC ADR	19,592	$1,503,098
		$1,503,098
Professional Services — 1.4%
Automatic Data Processing, Inc.	13,509	$3,964,891
Paychex, Inc.	11,993	1,520,233
Thomson Reuters Corp.	15,031	2,334,765
Verisk Analytics, Inc.	4,660	1,172,037
		$8,991,926
Real Estate Management & Development — 0.2%
CoStar Group, Inc.(1)	14,129	$1,192,064
		$1,192,064
Semiconductors & Semiconductor Equipment — 24.0%
Advanced Micro Devices, Inc.(1)	54,124	$8,756,722
Analog Devices, Inc.	16,407	4,031,200
Applied Materials, Inc.	26,569	5,439,737
ARM Holdings PLC ADR(1)(2)	4,555	644,487
ASML Holding NV-NY Shares(3)	2,826	2,735,822
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Broadcom, Inc.	105,453	$ 34,789,999
GlobalFoundries, Inc.(1)	18,509	663,362
Intel Corp.(1)	145,978	4,897,562
KLA Corp.	4,401	4,746,919
Lam Research Corp.	42,210	5,651,919
Marvell Technology, Inc.	28,752	2,417,181
Microchip Technology, Inc.	17,999	1,155,896
Micron Technology, Inc.	37,324	6,245,052
NVIDIA Corp.	329,409	61,461,131
NXP Semiconductors NV	8,408	1,914,754
ON Semiconductor Corp.(1)	13,690	675,054
QUALCOMM, Inc.	35,970	5,983,969
Texas Instruments, Inc.	30,321	5,570,877
		$157,781,643
Software — 17.4%
Adobe, Inc.(1)	14,148	$4,990,707
AppLovin Corp., Class A(1)	10,260	7,372,220
Atlassian Corp., Class A(1)	5,546	885,696
Autodesk, Inc.(1)	7,137	2,267,211
Cadence Design Systems, Inc.(1)	9,088	3,192,251
CrowdStrike Holdings, Inc., Class A(1)	8,370	4,104,481
Datadog, Inc., Class A(1)	10,781	1,535,214
Fortinet, Inc.(1)	25,556	2,148,748
Intuit, Inc.	9,303	6,353,112
Microsoft Corp.	100,763	52,190,196
Palantir Technologies, Inc., Class A(1)	75,849	13,836,375
Palo Alto Networks, Inc.(1)	22,309	4,542,559
Roper Technologies, Inc.	3,589	1,789,798
Strategy, Inc., Class A(1)	8,802	2,836,092
Synopsys, Inc.(1)	6,171	3,044,710
Workday, Inc., Class A(1)	7,237	1,742,163
Zscaler, Inc.(1)	5,193	1,556,134
		$114,387,667
Specialty Retail — 0.7%
O'Reilly Automotive, Inc.(1)	28,298	$3,050,807
Ross Stores, Inc.	10,908	1,662,270
		$4,713,077
Technology Hardware, Storage & Peripherals — 7.8%
Apple, Inc.	201,175	$51,225,190
		$51,225,190
Textiles, Apparel & Luxury Goods — 0.1%
lululemon Athletica, Inc.(1)	3,826	$680,760
		$680,760

CVT
Nasdaq 100 Index Portfolio
September 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Trading Companies & Distributors — 0.3%
Fastenal Co.	38,275	$ 1,877,006
		$ 1,877,006
Wireless Telecommunication Services — 1.4%
T-Mobile U.S., Inc.	37,534	$ 8,984,889
		$ 8,984,889
Total Common Stocks (identified cost $220,699,985)		$621,850,739

Exchange-Traded Funds — 3.5%

Security	Shares	Value
Equity Funds — 3.5%
Invesco QQQ TM Trust, Series 1	38,000	$ 22,814,060
Total Exchange-Traded Funds (identified cost $19,278,956)		$ 22,814,060

Short-Term Investments — 2.0%
Affiliated Fund — 1.7%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.05%(4)	11,237,825	$ 11,237,825
Total Affiliated Fund (identified cost $11,237,825)		$ 11,237,825
U.S. Treasury Obligations — 0.3%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills, 0.00%, 2/19/26(5)	$2,000	$ 1,970,817
Total U.S. Treasury Obligations (identified cost $1,968,823)		$ 1,970,817
Total Short-Term Investments (identified cost $13,206,648)		$ 13,208,642
Total Investments — 100.0% (identified cost $253,185,589)		$657,873,441
Other Assets, Less Liabilities — (0.0)%†		$ (19,107)
Net Assets — 100.0%		$657,854,334

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at September 30, 2025. The aggregate market value of securities on loan at September 30, 2025 was $613,925 and the total market value of the collateral received by the Fund was $625,241, comprised of U.S. government and/or agencies securities.
(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At September 30, 2025, the aggregate value of these securities is $2,735,822 or 0.4% of the Fund's net assets.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2025.
(5)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.

CVT
Nasdaq 100 Index Portfolio
September 30, 2025
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini NASDAQ-100® Index	26	Long	12/19/25	$12,948,910	$209,344
					$209,344

Abbreviations:
ADR	– American Depositary Receipt
At September 30, 2025, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended September 30, 2025, the Fund used futures contracts to provide equity market exposure for uncommitted cash balances.
Affiliated Investments
At September 30, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $11,237,825, which represents 1.7% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended September 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$6,941,586	$81,677,084	$(77,380,845)	$ —	$ —	$11,237,825	$370,235	11,237,825

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of September 30, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$621,850,739(1)	$ —	$ —	$621,850,739
Exchange-Traded Funds	22,814,060	—	—	22,814,060
Short-Term Investments:
Affiliated Fund	11,237,825	—	—	11,237,825
U.S. Treasury Obligations	—	1,970,817	—	1,970,817
Total Investments	$655,902,624	$1,970,817	$ —	$657,873,441

CVT
Nasdaq 100 Index Portfolio
September 30, 2025
Schedule of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Futures Contracts	$209,344	$ —	$ —	$209,344
Total	$656,111,968	$1,970,817	$ —	$658,082,785

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.